U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON , D.C.  20549

                                   FORM 12B-25

NOTIFICATION  OF  LATE  FILING

SEC  FILE  NO.   0-25489
CUISP  No.  64145L105
(check  one)
[X]  Form 10-K and Form 10-KSB  [  ] Form 20-F    [  ] Form 11-K  [  ] Form 10-Q
     and  Form  10-QSB  [  ]  Form  N-SAR

     For  Period  Ended:     August  31,  2001

[ ]  Transition  Report  on  Form  10-K
[ ]  Transition  Report  on  Form  20-F
[ ]  Transition  Report  on  Form  11-K
[ ]  Transition  Report  on  Form  10-Q
[ ]  Transition  Report  on  Form  N-SAR
[ ]  Money  Market  Fund  Rule  30b3-1  Filing

For  the  Transition  Period  Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                         PART I - REGISTRANT INFORMATION

Full  Name  of  Registrant:              Nevada  Star  Resource  Corp.
Former  Name  if  Applicable:  N/A

Address of Principal Executive Office
(Street and Number)                      10735  Stone  Ave  North

City,  State  and  Zip  Code:            Seattle,  WA  98133















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                       PART II - RULES 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to rule 12b-25(b) [ 23,047], the following should be completed. (Check box if appropriate)

( )     (a)  The reasons described in reasonable detail in part III of this form could not be eliminated without unreasonable effort or expense;

(X)     (b)  The subject annual report, semi-annual report, transition report on
             Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or filing made by a money market fund pursuant to Rule 30b3-1, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(       (c)  the  accountant's  statement  or  other  exhibit required by Rule
             12b-25(c)  has  been  attached  if  applicable.

                               PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K and Form 10-KSB, 20-F, 11-K, 10-Q, or filing made by a money market fund pursuant to Rule 30b3-1 and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

     Accountants have not yet completed the audit for the Registrant's year end with the required adjustments to US GAAP.

                           PART IV - OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification

Gregory B. Lipsker     601 W. Main, Ste. 714
                       Spokane, WA 99201-0677        (509)        455-9077
------------------     -------------------------  ------------------------------
     (Name)                                       (Area Code)(Telephone Number)

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify  report(s).                             [X]Yes   [ ]  No











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     (3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[  ]  Yes   [X]  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                           Nevada Star Resource Corp.
has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 30, 2001                      By:  /s/ Monty D. Moore
                                             ----------------------------
                                             Monty  D.  Moore,  President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).